STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE J - STOCKHOLDERS’ EQUITY

In August 2023, the Company entered into the Reseller Agreement with AFG whereby AFG agreed to operate as the exclusive channel partner and reseller of the Company’s software as a service in the motor vehicle marketing and manufacturing industry for a term of five years. The Company issued to AFG 1,750,000 shares of Common Stock with an aggregate fair value of $13,475,000 based on the closing stock price on the date of the Merger which is recorded within other assets on the unaudited condensed consolidated balance sheet. This amount will be accounted for as a reduction in transaction price as the Company transfers goods and services to AFG over the term of the Reseller Agreement. Additionally, the Company issued a non-transferable warrant (“Reseller Warrant”) that entitles AFG to purchase up to 3,750,000 shares of Common Stock at an exercise price of $10.00 and a fair value of $2.52 per warrant.

The Reseller Warrant is divided into eleven tranches and each warrant tranche will become exercisable for a three-year period if the amount actually paid by AFG during an annual period meets or exceeds the corresponding threshold. As of September 30, 2024, none of the warrant tranches were exercisable as the vesting condition was not yet probable. When the vesting condition becomes probable, the fair value of the warrant tranche will be accounted for as a reduction in transaction price as the Company transfers goods and services to AFG during the annual period.

On March 14, 2024 in connection with the Closing, the issuance of 7,885,220 shares of Common Stock to DHC stockholders as consideration for the Merger was reflected on the unaudited condensed consolidated statements of stockholders’ equity (deficit). Further, upon completion of the Merger, the Company’s Certificate of Incorporation and Bylaws were adopted, authorizing the issuance of 750,000,000 shares of Common Stock, par value of $0.0001 per share and 10,000,000 shares of Preferred Stock, par value of $0.0001 per share.

In March 2024, concurrent with the Merger, the Company sold 550,000 shares of Common Stock to AFG for gross proceeds of $5,500,000.

On May 28, 2024, the Company entered into a Securities Purchase Agreement (the “May SPA”) with certain investors (the “May Purchasers”), pursuant to which the Company agreed to issue and sell to the May Purchasers an aggregate of 1,980,000 shares of Common Stock of the Company at a price per share of $2.50 and an aggregate of 3,960,000 warrants to purchase 3,960,000 shares of Common Stock, which was divided into two tranches consisting of (i) 1,980,000 warrants immediately exercisable for a term of one year from (the “May One-Year Warrants”) and (ii) 1,980,000 warrants immediately exercisable for a term of five years (the “May Five-Year Warrants,” together with the May One-Year Warrants, the “May Warrants”), each with an exercise price of $2.50 per share, subject to customary adjustments, for an aggregate purchase price of $4,950,000. On May 30, 2024, the Company issued to the May Purchasers an aggregate of 200,000 Shares and 400,000 Warrants (consisting of 200,000 One-Year Warrants and 200,000 Five-Year Warrants) for an aggregate gross proceeds of $500,000. Upon the issuances of such shares of Common Stock, an aggregate of 1,260,000 May One-Year Warrants and 1,260,000 May Five-Year Warrants were issued to the May Purchasers and were immediately exercisable. The remaining shares were issued to an escrow account and such shares along with the May Warrants remain in escrow until the conditions in the May SPA are satisfied. The May Purchasers are required to pay to the Company monthly cash installments in the amounts and on the dates as determined in the May SPA ending on October 29, 2024. For every $2.50 paid to the Company, the Company will release one share of Common Stock and two May Warrants from escrow to the May Purchasers. If a May Purchaser fails to pay its required funding by the respective deadline, the May Purchaser’s entire commitment under the May SPA will become immediately due and payable. As of November 13, 2024, a total of 1,594,500 shares of Common Stock have been issued to the May Purchasers for an aggregate gross proceeds of $3,986,250, resulting in the issuance of 797,250 May One-Year Warrants and 797,250 May Five-Year Warrants. The Company has experienced delays in funding from certain of the investors under the May SPA. As of the date hereof, certain of such investors have failed to make their required fundings, giving effect to the tolling of all cure periods, in an aggregate amount of $963,750, and the Company is uncertain whether such amounts or future required fundings by such investors will be made. As of September 30, 2024, 1,240,000 May One-Year Warrants and 1,260,000 May Five-Year Warrants are outstanding.

On July 1, 2024, the Company entered into a separate Securities Purchase Agreement (the “July SPA”) with The Williams Family Trust for the issuance and sale of 120,000 shares of Common Stock at a price per share of $2.50 and an aggregate of 240,000 warrants, consisting of (i) 120,000 warrants with a term of one year and (ii) 120,000 warrants with a term of five years for an aggregate purchase price of $300,000. The warrants are immediately exercisable for Common Stock at a price of $2.50 per share. As of September 30, 2024, the 240,000 warrants remained outstanding.

On August 22, 2024, the Company entered into a Fee Conversion Agreement with Sponsor, pursuant to which the Company agreed to issue 151,261 shares of Common Stock at a value of $2.38 per share to Sponsor in exchange for the conversion of certain outstanding fees owed by the Company to the amount of $0.4 million. As a result, the Company recorded a gain on debt extinguishment of $98,318 during the three and nine months ended September 30, 2024.

On August 26, 2024, the Company entered into a Securities Purchase Agreement (the “August SPA”) with certain investors (the “August Purchasers”), pursuant to which the Company will issue and sell an aggregate of 1,185,000 shares of the Company’s Common Stock at a price per share of $5.00, for an aggregate purchase price of $5,925,000.

In connection with the August SPA, on August 26, 2024 (the “Assignment Effective Date”), the Company entered into that certain share assignment and lockup release agreement (the “Assignment Agreement”) with certain members of Sponsor and certain other existing stockholders and affiliates of the Company (collectively, the “Sponsor Members” and each a “Sponsor Member”) and the August Purchasers, pursuant to which, as an inducement to enter into the August SPA, the August Purchasers assumed, all of the Sponsor Members’ rights, title and interest in an aggregate of 1,185,000 shares of Common Stock (the “Sponsor Securities”) held by Sponsor on their behalf as of the Assignment Effective Date (the “Assignment”). In exchange for the Assignment by the Sponsor Members of the Sponsor Securities to the August Purchasers, the Company agreed to release 1,252,500 shares of Common Stock from certain restrictions on transfer contained in either a (i) prior letter agreement by and among the Company’s predecessor, DHC, Sponsor and the other signatories thereto or (ii) in certain lock-up agreements executed by certain of the Sponsor Members in connection with the consummation of the Company’s prior business combination. The Sponsor Members transferred an aggregate of 1,185,000 Sponsor Securities into an escrow account. The Sponsor Securities are released from the escrow account on a pro rata basis upon the making of the required fundings on the terms and conditions described in the August SPA. In the event an August Purchaser fails to make required funding contemplated by the August SPA, a pro rata portion of the Sponsor Securities shall be released from the escrow account to the Company and the Company will cancel such Sponsor Securities.

On August 26, 2024, in connection with the August SPA and the Assignment Agreement, the Company issued to the August Purchasers an aggregate of 100,000 shares for an aggregate gross proceeds of $500,000. The remaining shares were issued to an escrow account and such shares remain in escrow until the conditions in the August SPA are satisfied. The August Purchasers are required to pay to the Company monthly cash installments in the amounts and on the dates as determined in the August SPA ending on April 5, 2025.

For every $5.00 paid to the Company, the Company will release one share of Common Stock under the August SPA and one share of Common Stock under the Assignment Agreement to the August Purchasers. If an August Purchaser fails to pay its required funding by the respective deadline, the investor’s entire commitment under the August SPA will become immediately due and payable. As of November 13, 2024, a total of 220,000 shares of Common Stock have been issued to the August Purchasers for gross proceeds of $550,000. The Company has experienced delays in funding from certain of the investors under the August SPA. As of the date hereof, certain of such investors have failed to make their required fundings, giving effect to the tolling of all cure periods, in an aggregate amount of $1,250,000, and the Company is uncertain whether such amounts or future required fundings by such investors will be made.

On August 26, 2024, the Company entered into the SEPA with Yorkville. Pursuant to the SEPA, the Company shall have the right, but not the obligation, to sell to Yorkville up to $50,000,000 of the Company’s shares of Common Stock, at the Company’s request any time during the commitment period commencing on August 26, 2024 (the “SEPA Effective Date”) and terminating on the 36-month anniversary of the SEPA Effective Date. Each issuance and sale by the Company to Yorkville under the SEPA (an “Advance”) is subject to a maximum limit equal to an amount equal to 100% of the aggregate volume traded of the Company’s Common Stock on Nasdaq for the five trading days immediately preceding an Advance notice. The shares will be issued and sold to Yorkville at a per share price equal to, at the election of the Company as specified in the relevant Advance notice: (i) 96% of the Market Price (as defined below) for any period commencing on the receipt of the Advance notice by Yorkville and ending on 4:00 p.m. New York City time on the applicable Advance notice date (the “Option 1 Pricing Period”), and (ii) 97% of the Market Price for any three consecutive trading days commencing on the Advance notice date (the “Option 2 Pricing Period,” and each of the Option 1 Pricing Period and the Option 2 Pricing Period, a “Pricing Period”). “Market Price” is defined as, for any Option 1 Pricing Period, the daily VWAP of the Common Stock on Nasdaq, and for any Option 2 Pricing Period, the lowest VWAP of the Common Stock on Nasdaq during the Option 2 Pricing Period. The Advances are subject to certain limitations, including that Yorkville cannot purchase any shares that would result in it beneficially owning more than 4.99% of the Company’s outstanding Common Stock at the time of an Advance or acquiring since the SEPA Effective Date under the SEPA more than 19.99% of the Company’s issued and outstanding Common Stock, as of the SEPA Effective Date (the “Exchange Cap”). The Exchange Cap will not apply under certain circumstances, including, where the Company has obtained stockholder approval to issue in excess of the Exchange Cap in accordance with the rules of Nasdaq or such issuances do not require stockholder approval under Nasdaq’s “minimum price rule.” Additionally, if the total number of shares of Common Stock traded on Nasdaq during the applicable Pricing Period is less than the Volume Threshold (as defined below), then the number of shares of Common Stock issued and sold pursuant to such Advance notice will be reduced to the greater of (i) 30% of the trading volume of the Common Stock on Nasdaq during the relevant Pricing Period as reported by Bloomberg L.P., or (ii) the number of shares of Common Stock sold by Yorkville during such Pricing Period, but in each case not to exceed the amount requested in the Advance notice. “Volume Threshold” is defined as a number of shares of Common Stock equal to the quotient of (a) the number of shares in the Advance notice requested by the Company divided by (b) 0.30. As consideration for Yorkville’s commitment to purchase the shares of Common Stock pursuant to the SEPA, the Company paid Yorkville, (i) a structuring fee in the amount of $25,000 and (ii) a commitment fee (the “Commitment Fee”) of $500,000 by the issuance to Yorkville of an aggregate of 280,899 shares of Common Stock (“Commitment Shares”). Through September 30, 2024, the Company issued an aggregate of 280,899 shares of Common Stock to Yorkville, including the Commitment Fee. Upon execution of the SEPA, the Company expensed the $25,000 restructuring fee and $500,000 commitment fee within general and administrative expenses in the unaudited condensed consolidated statements of operations during the three and nine month periods ended September 30, 2024.

The Company accounts for the SEPA as a derivative that grants the Company the right, but not the obligation, to issue additional shares of Common Stock. Due to certain settlement provisions, the SEPA is precluded from equity classification. The SEPA derivative is recognized at inception and accounted for on a fair value basis. The Company determined the fair value of the SEPA derivative at inception and as of September 30, 2024 to be de minimis.

Common Stock Warrants

In connection with the Business Combination, the Company assumed 10,314,952 Public Warrants and 6,126,010 Private Placement Warrants, which are all outstanding as of September 30, 2024. Each whole Public Warrant and Private Placement Warrant entitles the holder to purchase one share of the Company’s Common Stock at an exercise price of $11.50 per share. The Public Warrants and Private Placement Warrants were exercisable beginning on April 13, 2024 and expire on April 14, 2029.

The Private Placement Warrants are identical to the Public Warrants, except that (x) the Private Placement Warrants and the Common Stock issuable upon the exercise of the Private Placement Warrants were not transferable, assignable or salable until 30 days after the completion of a business combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable as described above so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

In connection with the May SPA, the Company also entered into a Letter Agreement to Exercise Warrants (“May Warrant Exercise Agreement”) with certain of the May Purchasers (the “Required Warrant Parties”). Under the May Warrant Exercise Agreement, if the Company uses commercially reasonable efforts to raise an additional $3,250,000 in capital (excluding amounts raised under the May SPA) but is unable to do so by October 31, 2024, the Required Warrant Parties will be required to exercise for cash certain of their May Warrants on a monthly basis in the amounts and on the dates as determined in the May Warrant Exercise Agreement. For each May Warrant so exercised, the Company will issue one new May One-Year Warrant and one new May Five-Year Warrant (collectively, “May Reload Warrants”) each with an exercise price of $2.50 to the Required Warrant Party. A maximum of 2,600,000 May Reload Warrants may be issued pursuant to the May Warrant Exercise Agreement. Upon receipt of an aggregate of $3,250,000 of actual cash proceeds from the August SPA, the May Warrant Exercise Agreement will terminate automatically.

On August 26, 2024, in connection with the August SPA and the Assignment Agreement, the Company entered into a warrant purchase agreement (the “August Warrant Agreement”) with each of the warrantholders signatory thereto (the “Warrantholders”), pursuant to which the Company issued to the Warrantholders an aggregate of 960,000 warrants to purchase Common Stock (the “August Warrants”), with an exercise price of $5.00 per share with an expiration period of five years from the date of issuance.

Equity Compensation Plans

2021 Incentive Stock Option Plan

In May 2021, the Company adopted the 2021 Incentive Stock Option Plan (“2021 Option Plan”) that provides for the grant of the following types of stock awards: (i) incentive stock Options, (ii) non-statutory stock options, (iii) stock appreciation rights, (iv) restricted stock awards, (v) restricted stock unit awards, and (vi) other stock awards. The 2021 Option Plan was administered by the Company’s Board of Directors (the “Board of Directors”). In connection with the Closing, all outstanding awards were assumed by BEN pursuant to the terms of the Business Combination Agreement and the Board of Directors declared that there will be no further issuances under the 2021 Option Plan. Forfeitures under the 2021 Plan are automatically added to shares available for issuance under the 2023 Plan.

2023 Long-Term Incentive Plan

In connection with the Closing, the 2023 Long-Term Incentive Plan (the “2023 Plan”) became effective. The 2023 Plan provides for the grant of the following types of stock awards: (i) incentive stock options, (ii) nonqualified stock options, (iii) stock appreciation rights, (iv) restricted stock, (v) restricted stock units, (vi) performance awards, (vii) dividend equivalent rights, (viii) performance awards, (ix) performance goals, (x) tandem awards, (xi) prior plan awards, and (xii) other awards. The 2023 Plan is administered by the Board of Directors. The 2023 Plan awards are available to employees, officers and contractors. The option grants authorized for issuance under the 2023 Plan may total up to 2,942,245 shares of Common Stock. As of September 30, 2024, 3,602,569 shares remained available for grant under the 2023 Plan.

NOTE J - STOCKHOLDERS’ EQUITY

As of and for the years ended December 31, 2023 and 2022, the Company had authorized 10,000,000 shares $0.0001 par value preferred stock, none of which to date have been designated nor any issued.

As of and for the years ended December 31, 2023 and 2022, the Company had authorized 750,000,000 shares $0.0001 par value common stock, which as of December 31, 2023 and 2022 the Company had 23,270,404 and 17,057,085 shares of common stock outstanding, respectively.

Amendment to Articles of Incorporation

In March 2023, the Company amended its Articles of Incorporation. Prior to this amendment, the Company had two classes of common shares outstanding. The Class A shares of common stock and the Class B shares of common stock. The only difference to the shares was that the Class A shares had the right to vote on all matters while the Class B shares could only vote on those matters required under the laws of the State of Wyoming. The March 2023 amendment to its Articles of Incorporation removed the two classes and combined all shares of common stock as one class. The Company treated this change as if it occurred at the inception of the Company and all amounts and shares included herein these financial statements are shown only as one class of common stock.

2023 Activity

During the year ended December 31, 2023, the Company issued 4,325,043 shares in connection with the DM Lab transaction (see Note C) and sold 616,666 shares of common stock at $8.11 per share for an aggregate purchase price of $5,000,000 as working capital financing.

During the year ended December 31, 2023, the Company also issued compensatory options and warrants to acquire a total of 2,239,129 shares and 810,300 shares of its common stock, respectively (see Note K).

Additionally, the Company received proceeds of $75,000 from the exercise of options and warrants to acquire 202,575 shares of common stock, of which $40,000 were from the settlement of outstanding accounts payable to the warrant holder. The Company was able to satisfy $432,963 of accounts payable and loans payable through the issuance of 238,488 shares of common stock. The Company also issued 830,547 shares of common stock upon the conversion of convertible notes (Note I).

2022 Activity

In the year ended December 31, 2022, the Company received proceeds of $35,000 from the exercise of options and warrants to acquire 94,535 shares of common stock of the Company.

In the year ended December 31, 2022, the Company was able to satisfy $586,000 of accounts payable through the issuance of 656,613 shares of common stock. The Company recorded a gain on extinguishment of $548,563, which is included in other income on the consolidated statement of operations.

In the year ended December 31, 2022, a previously issued warrant to acquire 270,100 shares of common stock was exercised with the exercise price paid in services rendered to the Company for $100,000 (see note below).

Equity Compensation Plans

In May 2021, the Company adopted the 2021 Incentive Stock Option Plan (“Option Plan”) that entails provides for the grant of the following types of Stock Awards: (i) Incentive Stock Options, (ii) Non-statutory Stock Options, (iii) Stock Appreciation Rights, (iv) Restricted Stock Awards, (v) Restricted Stock Unit Awards and (vi) Other Stock Awards. The Option Plan is administered by the Board of Directors. The Board may designate such authority to a committee of its discretion. The Option Plan awards are available to all employees, members of the board of directors and consultants. The Option grants authorized for issuance under the Plan may total exercise into 10,000,000 shares of Common Stock. In the event of a termination or cancellation of an unused option grant, those shares revert to the Option Plan.